FIXED ASSETS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Cost	$ 41,155	$ 45,530
Accumulated depreciation	(32,702)	(35,463)
Depreciated costs	8,453	10,067	$ 10,070
Depreciation expense	1,856	1,731	$ 1,813
Machinery And Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	32,751	35,604
Accumulated depreciation	(25,890)	(27,489)
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	8,124	8,525
Accumulated depreciation	(6,598)	(6,695)
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost	46	45
Accumulated depreciation	(37)	(35)
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	234	1,356
Accumulated depreciation	$ (177)	$ (1,244)